GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS April 30, 1999

(Unaudited)

ISSUER                               SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 98.4 %
--------------------------------------------------------------------------------
BASIC INDUSTRIES-- 5.7%
Dow Chemical Corp.                    7,100   $   931,431
Martin Marietta
  Materials Inc.                     35,460     2,191,871
Mead Corp.                           35,600     1,488,525
                                              -----------
                                                4,611,827
                                              -----------
--------------------------------------------------------------------------------
CAPITAL GOODS -- 1.6%
--------------------------------------------------------------------------------
Parker Hannifin Corp.                26,600     1,248,537
                                              -----------

CONSUMER DURABLE -- 5.3%
--------------------------------------------------------------------------------
Dana Corp.                           42,100     1,983,963
Eastman Kodak Co.                     3,015       224,994
Goodyear Tire & Rubber               20,100     1,149,469
Sunbeam Corp.                       176,300       947,613
                                              -----------
                                                4,306,039
                                              -----------
CONSUMER NON-DURABLE -- 1.9%
--------------------------------------------------------------------------------
Philip Morris Companies Inc.         44,600     1,563,788
                                              -----------

CONSUMER SERVICES -- 6.5%
--------------------------------------------------------------------------------
McDonalds Corp.                      44,700     1,894,163
New York Times Co.                   49,500     1,707,750
Tribune Co.                           4,900       408,844
Walt Disney Co.                      41,450     1,316,037
                                              -----------
                                                5,326,794
                                              -----------
ENERGY -- 13.0%
--------------------------------------------------------------------------------
Amerada Hess Corp.                   27,000     1,539,000
Burlington Resources Inc.            39,900     1,837,894
Exxon Corp.                          29,500     2,450,343
Halliburton Co.                      29,400     1,253,175
Mobil Corp.                          26,200     2,744,450
Royal Dutch
  Petroleum Corp.                    14,100       827,494
                                              -----------
                                               10,652,356
                                              -----------
FINANCE -- 22.6%
--------------------------------------------------------------------------------
Allstate Corp.                       19,900       723,862
Bank One Corp.                       44,000     2,596,000
Bankamerica Corp.                    22,300     1,605,600
Chase Manhattan
  Bank Corp.                         32,500     2,689,375
Everest Reinsurance
  Holdings                           48,000     1,455,000
Franklin Resource Inc.               19,600       784,000
J.P. Morgan & Co. Inc.               16,100     2,169,475
Lehman Brothers
  Holdings Inc.                      12,600       700,088
Mellon Bank Corp.                    22,100     1,642,306
Morgan Stanley
  Dean Witter & Co.                  14,530     1,441,194
Safeco Corp.                         28,200     1,120,950
Washington Mutual Inc.               36,300     1,492,838
                                              -----------
                                               18,420,688
                                              -----------
HEALTHCARE SERVICES -- 6.2%
--------------------------------------------------------------------------------
American Home
  Products Corp.                     33,100     2,019,100
Columbia
  Healthcare Corp.                   39,500       975,156
Oxford Health Plans*                104,400     2,081,475
                                              -----------
                                                5,075,731
                                              -----------
INDUSTRIAL SERVICES -- 2.5%
--------------------------------------------------------------------------------
Waste Management Inc.                36,000     2,034,000
                                              -----------
REAL ESTATE -- 1.5%
--------------------------------------------------------------------------------
Avalonbay
  Communities Inc.                    7,260       254,100
Camden Property Trust                 9,260       250,020
Duke Realty
  Investments Inc.                   10,960       257,560
Healthcare Reit Inc.                 10,450       245,575
Meditrust                            19,630       244,148
                                              -----------
                                                1,251,403
                                              -----------
RETAIL -- 2.0%
--------------------------------------------------------------------------------
Tommy Hilfiger Corp.*                15,200     1,062,100
Toys "R" Us Inc.*                    27,500       598,125
                                              -----------
                                                1,660,225
                                              -----------
TECHNOLOGY -- 10.7%
--------------------------------------------------------------------------------
Applied Materials Inc.               17,300       927,712
Hewlett Packard Co.                  19,700     1,553,838
Honeywell Inc.                       17,800     1,686,550
International Business
  Machines                            3,800       794,912
Raytheon Corp.                       31,100     2,184,775
3Com Corp.                           61,900     1,617,138
                                              -----------
                                                8,764,925
                                              -----------

GROWTH & INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)April 30, 1998

(Unaudited)

ISSUER                               SHARES       VALUE
--------------------------------------------------------------------------------

TRANSPORTATION -- 3.7%
--------------------------------------------------------------------------------
Delta Airlines Inc.                   8,400   $   532,875
Union Pacific Corp.                  35,000     2,100,000
United Airlines Corp.                 4,800       387,600
                                              -----------
                                                3,020,475
                                              -----------
UTILITIES -- 15.2%
--------------------------------------------------------------------------------
American Electric
  Power Inc.                         18,400       762,450
American Telephone
  & Telegraph Corp.                  81,300     4,105,650
Bell Atlantic Corp.                  25,800     1,486,725
Cinergy Corp.                        28,400       846,675
Entergy Corp.                        32,500     1,015,625
Public Service
  Enterprise Group                   39,900     1,596,000
SBC Communications Inc.              36,600     2,049,600
Texas Utilities Co.                  14,400       572,400
                                              -----------
                                               12,435,125
                                              -----------

TOTAL COMMON STOCKS
  (Identified Cost
   $73,002,822)                                80,371,913
                                              -----------

--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 2.3%
--------------------------------------------------------------------------------
State Street Bank & Trust
  Repurchase Agreement 4.92%
  due 5/03/99 proceeds at
  maturity  $1,830,000
  (collateralized by
  $1,845,000 Federal
  National Mortgage
  Association, 5.30%
  due 1/12/01, valued
  at $1,871,175)                             $  1,830,000
                                              -----------

TOTAL INVESTMENTS
  (Identified Cost
  $74,832,822)                       100.7%     82,201,913
OTHER ASSETS,
  LESS LIABILITIES                    (0.7)       (537,461)
                                     -----     -----------
NET ASSETS                           100.0%    $81,664,452
                                     -----     -----------


* Non income producing securities

See notes to financial statements

GROWTH & INCOME PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES
April 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A)
  (Identified Cost, 74,832,822)                                     $82,201,913
Cash                                                                        324
Dividends and interest receivable                                        90,219
--------------------------------------------------------------------------------
  Total assets                                                       82,292,456
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investment purchased                                        553,351
Payable to affiliate--Management fee (Note 2)                            30,510
Accrued expenses and other liabilities                                   44,143
--------------------------------------------------------------------------------
  Total liabilities                                                     628,004
--------------------------------------------------------------------------------
NET ASSETS                                                          $81,664,452
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                            $81,664,452
--------------------------------------------------------------------------------


GROWTH & INCOME PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME:
Dividend income (net of foreign tax of $1,150)      $  709,300
Interest income                                         32,634
--------------------------------------------------------------------------------
                                                                   $    741,934
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               268,817
Custody and fund accounting fees                        45,897
Audit fees                                              12,115
Legal fees                                               7,258
Trustees fees                                            3,538
Other                                                      313
--------------------------------------------------------------------------------
  Total expenses                                       337,938
Less aggregate amounts waived by the Manager (Note 2)  (49,884)
--------------------------------------------------------------------------------
  Net expense                                                           288,054
--------------------------------------------------------------------------------
Net investment income                                                   453,880
--------------------------------------------------------------------------------
Net realized gain from investment transaction        1,661,708
Unrealized appreciation of investments              12,371,228
--------------------------------------------------------------------------------
  Net realized and unrealized gain on investments                    14,032,936
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $14,486,816
================================================================================

See notes to financial statements

GROWTH & INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                               FOR THE PERIOD
                                             SIX MONTHS         MARCH 2, 1998
                                                ENDED         (COMMENCEMENT OF
                                           APRIL 30, 1999      OPERATIONS) TO
                                             (Unaudited)      OCTOBER 31, 1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                      $    453,880         $   599,983
Net realized gain (loss) on
  investment transactions                     1,661,708          (4,352,369)
Unrealized appreciation (depreciation)
  of investments                             12,371,228          (5,002,138)
--------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                            14,486,816          (8,754,524)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                  22,926,455          89,328,025
Value of withdrawals                        (26,333,519)         (9,988,801)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from
  capital transactions                       (3,407,064)         79,339,224
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                  11,079,752          70,584,700
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                          70,584,700                  --
--------------------------------------------------------------------------------
End of period                               $81,664,452         $70,584,700
================================================================================


GROWTH & INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                               FOR THE PERIOD
                                              SIX MONTHS        MARCH 2, 1998
                                                ENDED         (COMMENCEMENT OF
                                           APRIL 30, 1999      OPERATIONS) TO
                                             (Unaudited)      OCTOBER 31, 1998

================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)     $81,664             $70,585
Ratio of expenses to average net assets         0.75%*               0.75%*
Ratio of net investment income to
  average net assets                            1.18%*               1.27%*
Portfolio turnover                                40%                  59%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                  0.88%*              0.93%*
Net investment income to average net assets     1.05%*              1.09%*
================================================================================
* Annualized

See notes to financial statements

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Growth & Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on March 2, 1998. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) Continued)

   E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank, amounted to $268,817, of which $49,884 was voluntarily waived for the six months ended April 30, 1999. The management fees are computed at the annual rate of 0.70% of the Portfolio's average daily net assets.The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than   short-term   obligations,   aggregated   $29,943,958   and   $32,063,902,
respectively, for the six months ended April 30, 1999.

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                      $74,832,822
================================================================================
Gross unrealized appreciation                                       $10,206,949
Gross unrealized depreciation                                        (2,837,858)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 7,369,091
================================================================================

GROWTH & INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) Continued)

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $102. Since the line of credit was established, there have been no borrowings.

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

ISSUER                               SHARES       VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 85.5%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 9.0%
--------------------------------------------------------------------------------
Abacus Direct Corp.*                 17,655   $ 1,306,470
Applied Power Inc.                   28,500       899,531
Catalina Marketing Corp.*            30,390     2,596,446
Consolidated Graphics Inc.*           9,097       387,760
Ha Lo Industries Inc.*               72,143       847,680
ITT Services Inc.*                   39,000       957,938
Lamar Advertising Co.*               36,435     1,225,127
Lernout & Hauspie
  Speech Products*                   16,825       658,278
Medquist Inc.*                       11,920       408,260
Metzler Group Inc.*                  51,800     1,443,925
Probusiness Services Inc.*           45,640     1,637,335
Profit Recovery Group
  International Inc.*                27,051       987,361
                                              -----------
                                               13,356,361
                                              -----------
COMMODITIES & PROCESSING -- 2.1%
--------------------------------------------------------------------------------
OM GROUP INC                         60,566     2,203,088
Synetic Inc.*                         9,500       897,156
                                              -----------
                                                3,100,244
                                              -----------
CONSUMER DURABLES -- 1.3%
--------------------------------------------------------------------------------
Ethan Allen Interiors Inc.           14,300       724,831
Tower Automotive Inc.*               50,165     1,153,795
                                              -----------
                                                1,878,626
                                              -----------
CONSUMER NON-DURABLES -- 2.3%
--------------------------------------------------------------------------------
Beringer Wine Estate
  Holdings*                          34,270     1,349,381
General Nutrition Co.*               80,400     1,331,625
Horizon Organic
  Holding Corp.*                     45,830       773,381
                                              -----------
                                                3,454,387
                                              -----------
CONSUMER SERVICES -- 6.4%
--------------------------------------------------------------------------------
Heftel Broadcasting Corp.*           43,235     2,350,903
Houghton Mifflin Co.                 16,400       731,850
Metro Networks Inc.*                 32,250     1,710,855
Premier Parks Inc.*                  55,656     1,923,610
SFX Entertainment Inc.*              40,415     2,495,626
Wiley John & Son                      8,895       359,692
                                              -----------
                                                9,572,536
                                              -----------
ELECTRONICS/TECHNICAL SERVICES -- 23.4%
--------------------------------------------------------------------------------
Alliant Techsystems Inc.*             9,500       777,813
C Cube
  Microsystems Inc.*                 55,495     1,255,574
CMG Information
  Services Inc.*                     10,725     2,730,183


ISSUER                               SHARES       VALUE
--------------------------------------------------------------------------------
Critical Path Inc.*                   4,766     $ 474,217
Dallas Semiconducter
  Corp.                              17,400       739,500
Earthlink Network Inc.*               5,600       386,050
Electronics For
  Imaging Inc.*                      42,880     2,028,760
Exodus
  Communications Inc.*               18,000     1,622,250
ICG
  Communications Inc.*               65,804     1,451,801
Infoseek  Corp.*                      8,400       428,925
Launch Media Inc.*                      580        14,645
Legato Systems Inc.*                 34,995     1,415,110
Level One
  Communications Inc.*               53,915     2,769,883
Macromedia Inc.*                     29,685     1,230,072
Mercury Interactive
  Corp.*                             49,560     1,396,973
Mettler Toledo
  International Inc.*                31,600       825,550
Microchip Technology Inc.*           18,185       636,475
Miningco Com  Inc.*                     997        65,304
Network Appliance Inc.*              40,950     2,060,297
Network Solutions Inc.*               4,200       326,550
Novellus Systems Inc.*               28,595     1,351,114
PMC Sierra Inc.*                      6,800       651,950
Powerwave
  Technologies Inc.*                 14,300       434,362
Rational Software Corp.*             34,175     1,012,434
Safeguard Scientifics Inc.*          22,600     1,830,600
Sapient Corp.*                        7,890       495,097
Sipex Corp.*                         53,555       749,770
Smart Modular
  Technologies Inc.*                 59,395       794,408
Tekelec Inc.*                        88,075       795,427
Transaction System
  Architects Inc.*                   18,900       613,069
USinternetworkong Inc.*                 902        46,115
Verticalnet Inc.*                       690        78,315
Whittman Hart Inc.*                  89,150     2,518,487
Wind Systems Inc.*                   46,056       690,840
                                               ----------
                                               34,697,920
                                               ----------

ENERGY MINERALS -- 1.2%
--------------------------------------------------------------------------------
Petroleum Geological
  Services *                        105,535     1,767,711
                                               ----------
--------------------------------------------------------------------------------
FINANCE -- 11.6%
--------------------------------------------------------------------------------
Centura Banks Inc.                   25,310     1,507,527
Checkfree
Holdings Corp.*                      32,800     1,574,400
Chittenden Corp.                     46,000     1,322,500
Cullen Frost Bankers Inc.            41,730     2,250,812
E Trade Group Inc.*                  27,200     3,141,600

SMALL CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 1999
(Unaudited)


ISSUER                               SHARES       VALUE
--------------------------------------------------------------------------------
FINANCE (CONT'D)
--------------------------------------------------------------------------------
Enhance Financial
  Services Group Inc.                37,740   $   780,746
Executive Risk Inc.                  14,095     1,011,316
Peoples Heritage
  Financial Group                   112,295     2,175,716
SEI Investments Co.                   6,600       627,000
Telebanc Financial Corp.*            10,174     1,054,281
U.S. Trust Corp.                     18,910     1,727,901
--------------------------------------------------------------------------------
                                               17,173,799
                                              -----------
HEALTH SERVICES/TECHNOLOGY -- 9.6%
--------------------------------------------------------------------------------
Andrx Corp.*                         20,600     1,622,250
Apria Healthcare
  Group Inc.*                        39,200       612,500
Barr Laboratories Inc.*              41,760     1,255,410
Bisys Group Inc.*                    20,320     1,031,240
Coflexip                             17,800       795,393
Coulter
  Pharmaceutical Inc.*               17,600       354,200
Covance Inc.*                        25,600       561,600
Gentex Corp.*                        22,600       679,413
Gilead Sciences Inc.*                15,700       723,181
Hanger Orthopedic
  Group*                             46,200       675,675
Medimmune Inc.*                      13,710       755,764
PSS World Medical Inc.*              32,150       313,463
Roberts Pharmaceutical
  Corp.*                             93,600     1,591,200
Ventana Medical
  Systems Inc.*                      64,000     1,560,000
Visx Inc.*                            7,500       965,625
Xomed Surgical
  Products Inc.*                     16,500       686,813
                                              -----------
                                               14,183,727
                                              -----------
INDUSTRIAL SERVICES -- 1.1%
--------------------------------------------------------------------------------
Service Experts Inc.*                28,840       466,847
Waste Connections Inc.*              42,955     1,132,938
                                              -----------
                                                1,599,785
                                              -----------
MULTI-INDUSTRY -- 2.8%
--------------------------------------------------------------------------------
Covad Communications
  Group Inc.*                        15,075     1,447,200
Pinnicle Holdings Inc.*              97,410     1,996,905
R & B Falcon Corp.*                  74,200       756,157
                                              -----------
                                                4,200,262
                                              -----------
PRODUCER MANUFACTURING -- 1.0%
--------------------------------------------------------------------------------
Aptargroup Inc.                      50,695     1,419,460
Marimba Inc.*                           631        12,620
                                              -----------
                                                1,432,080
                                              -----------

RAW MATERIALS -- 0.7%
--------------------------------------------------------------------------------

Carlisle Co.                         21,500   $ 1,053,500
                                              -----------
RETAIL -- 5.2%
--------------------------------------------------------------------------------
Boyds Collection *                   35,400       619,500
Linens N Things Inc.*                33,310     1,523,933
Men's Wearhouse Inc.*                26,151       715,884
O'Reilly Automotive Inc.*            21,400       979,050
Tiffany & Co.                        11,615       975,660
Wholesale Foods
  Market Inc.*                       43,685     1,703,715
Wilmar Industries Inc.*              71,275       864,209
Zale Corp.*                           9,800       370,563
                                              -----------
                                                7,752,514
                                              -----------

TRANSPORTATION -- 3.9%
--------------------------------------------------------------------------------
CH Robinson
  Worldwide                          35,800     1,071,763
CNF Transportation Inc.              25,300     1,105,294
Eagle U.S.A
  Airfreight Inc.*                   45,775     1,670,788
Hub Group Inc.*                      37,640       856,310
Skywest Inc.                         40,958     1,064,908
                                              -----------
                                                5,769,063
                                              -----------

UTILITIES -- 3.9%
--------------------------------------------------------------------------------
American Tower Corp.*                55,915     1,184,699
National Inc.*                       26,840     2,046,550
RSL Communications*                  36,600     1,198,650
Western Wireless Corp.*              34,850     1,431,028
                                              -----------
                                                5,860,927
                                              -----------
TOTAL COMMON STOCKS
  (Identified Cost $114,236,630)              126,853,192
                                              -----------

SHORT-TERM OBLIGATIONS
AT AMORTIZED COST-- 0.3%
--------------------------------------------------------------------------------
Student Loan Marketing
  Discount Note
  4.80% due 5/03/99                               485,870
                                              -----------
TOTAL INVESTMENTS
  (Identified Cost
  $114,722,500)                        85.8%  127,339,062
OTHER ASSETS,
  LESS LIABILITIES                     14.2%   21,024,912
                                      -----  ------------
NET ASSETS                            100.0% $148,363,974
                                      =====  ============


*Non income producing securities

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $114,722,500)    $127,339,062
Cash                                                                       736
Receivable for securities sold                                      25,003,762
--------------------------------------------------------------------------------
  Total assets                                                     152,343,560
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    3,742,381
Payable to affiliates-- Management fees (Note 2)                        96,058
--------------------------------------------------------------------------------
Accrued expenses and other liabilities                                 141,147
--------------------------------------------------------------------------------
  Total liabilities                                                  3,979,586
--------------------------------------------------------------------------------
Net Assets                                                        $148,363,974
================================================================================
Represented by:
Paid-in capital for beneficial interests                         $148,363,974
================================================================================


SMALL CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
================================================================================
INVESTMENT INCOME:
Dividend income                                      $170,922
Interest income                                        84,860
--------------------------------------------------------------------------------
                                                                    $ 255,782
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                              689,437
Custody and fund accounting fees                       73,520
Audit fees                                             14,163
Legal fees                                              5,556
Shareholder reports                                     5,000
Trustees fees                                           3,270
Other                                                   2,942
--------------------------------------------------------------------------------
  Total expenses                                                      793,888
--------------------------------------------------------------------------------
Net investment loss                                                  (538,106)
--------------------------------------------------------------------------------
Net Realized and Unrealized Gain on Investments:
Net realized gain from investment transactions      9,425,980
Unrealized appreciation of investments              6,780,033
--------------------------------------------------------------------------------
    Net Realized and Unrealized Gain On Investments                16,206,013
--------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations              $15,667,907
================================================================================

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS
                                                           ENDED         YEAR ENDED
                                                      APRIL 30, 1999    OCTOBER 31,
                                                        (Unaudited)         1998
=====================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment loss                                     $   (538,106)   $ (1,122,896)
Net realized gain (loss) on investment transactions        9,425,980      (9,691,394)
Unrealized appreciation (depreciation) of investments      6,780,033     (27,795,086)
------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                         15,667,907     (38,609,376)
-------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                      10,146,221     260,666,527
Value of withdrawals                                     (72,121,397)    (76,983,925)
-------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital transactions                              (61,975,176)    183,682,602
-------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS:                   (46,307,269)    145,073,226
-------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                      194,671,243      49,598,017
-------------------------------------------------------------------------------------
End of period                                           $148,363,974    $194,671,243
=====================================================================================



SMALL CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                                   SIX MONTHS                    TEN MONTHS                 JUNE 21, 1995
                                     ENDED                        ENDED                     (COMMENCEMENT
                                    APRIL 30,     YEAR ENDED     OCTOBER 31,   YEAR ENDED   OF OPERATIONS)
                                      1999        OCTOBER 31,       1997      DECEMBER 31,  TO DECEMBER 31,
                                   (Unaudited)       1998        (Note 1F)       1996             1995
=============================================================================================================
Ratios/Supplemental Data:
Net Assets, end of period

  (000's omitted)                $   148,364      $194,671    $   49,598        $ 47,142      $   4,989
Ratio of expenses to average
  net assets                            0.86%*        0.88%         0.85%*          0.61%          0.00%*
Ratio of net investment income
  (loss) to average net assets        (0.58)%*      (0.50)%       (0.37)%*          0.15%          1.22%*
Portfolio turnover                        63%           51%          108%             89%            41%

Note: If Agents of the Portfolio had not voluntarily waived a portion of their fees and assumed Portfolio expenses for the periods indicated and had expenses been limited to that required by certain state securities law for the period ended December 31, 1995, the ratios would have been as follows:

RATIOS:
Expenses to average net assets          0.86%        *0.88%         1.04%*          1.17%          2.50%*
Net investment loss to average
  net assets                          (0.58)%*      (0.50)%       (0.56)%*        (0.41)%        (1.28)%*
=============================================================================================================

* Annualized

See notes to financial statements

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Small Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank N.A., ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997 CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $15,439,632, $38,272,468, $75,166,816 and
$37,432,299  including  $2,166,532,   $5,841,516,  $11,815,501  and  $5,364,662,
respectively of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets, and contributions are included in the "Proceeds from contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

   D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. CHANGE IN FISCAL YEAR END During fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

   G.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the

Portfolios' business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank, amounted to $689,437 for the six months ended April 30, 1999. The management fees are computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $112,095,186  and   $189,159,751,
respectively, for the six months ended April 30, 1999.

SMALL CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                                                   $114,722,500
================================================================================
Gross unrealized appreciation                                    $ 21,955,556
Gross unrealized depreciation                                      (9,338,994)
--------------------------------------------------------------------------------
Net unrealized appreciation                                      $ 12,616,562
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Portfolio collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $212. Since the line of credit was established, there have been no borrowings.

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

ISSUER                               SHARES         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 97.4%
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 5.6%
--------------------------------------------------------------------------------
Cintas Corp.                        155,500     $ 10,690,625
Ecolab Inc.                         208,500        8,743,969
Interpublic Group
  Companies Inc.                    171,300       13,286,454
Omnicom Group                       127,200        9,222,000
                                                ------------
                                                  41,943,048
                                                ------------
CONSUMER NON-DURABLES -- 5.1%
--------------------------------------------------------------------------------
Clorox Co.                           97,100       11,202,913
Procter & Gamble Co.                289,180       27,128,699
                                                ------------
                                                  38,331,612
                                                ------------
CONSUMER SERVICES -- 4.3%
--------------------------------------------------------------------------------
Clear Channel
  Communications*                   169,700       11,794,150
MCI Worldcom Inc.*                  253,000       20,793,438
                                                ------------
                                                  32,587,588
                                                ------------
FINANCE -- 9.9%
--------------------------------------------------------------------------------
American International
  Group                             141,750       16,646,765
Bank of New York                    195,100        7,804,000
Charles Schwab Corp.                 82,000        8,999,500
Federal Home Loan
  Mortgage Corp.                    278,000       17,444,500
Firstar                             277,800        8,351,363
Zions  Bancorp                      234,400       15,631,550
                                                ------------
                                                  74,877,678
                                                ------------
HEALTHCARE -- 16.4%
--------------------------------------------------------------------------------
American Home
Products Corp.                      185,000       11,285,000
Cardinal Health Inc.                180,200       10,778,213
Guidant Corp.                       174,000        9,341,625
Johnson & Johnson                   183,700       17,910,750
Lilly (Eli) & Co.                   216,600       15,947,175
Merck & Co.                         165,800       11,647,450
Pfizer Inc.                         228,200       26,257,263
Schering Plough Corp.               425,200       20,542,475
                                                ------------
                                                 123,709,951
                                                ------------
PRODUCER MANUFACTURING -- 8.9%
--------------------------------------------------------------------------------
Danaher Corp.                       155,500       10,331,031
General Electric Co.                465,900       49,152,450
Tyco International Ltd.              94,000        7,637,500
                                                ------------
                                                  67,120,981
                                                ------------


RETAIL -- 13.8%
--------------------------------------------------------------------------------
Bed Bath & Beyond Inc.*             460,100     $ 16,419,819
Costco Companies Inc.*              106,300        8,603,655
Gap Inc.                            111,000        7,388,438
Home Depot                          286,000       17,142,125
Kohls Corp.*                        105,000        6,975,938
Staples Inc.*                       273,550        8,206,500
Wal Mart Stores Inc.                678,200       31,197,200
Walgreen Co.                        295,200        7,933,500
                                                ------------
                                                 103,867,175
                                                ------------
SEMICONDUCTOR TECHNOLOGY -- 4.5%
--------------------------------------------------------------------------------
Altera Corp.*                        96,000        6,936,000
Intel Corp.                         364,600       22,308,963
Xilinx Inc.*                         93,000        4,243,125
                                                ------------
                                                  33,488,088
                                                ------------
TECHNOLOGY -- 21.8%
--------------------------------------------------------------------------------
Cisco Systems Inc.*                 273,400       31,184,687
EMC Corp.*                          108,800       11,852,400
International Business
  Machines                          122,600       25,646,388
Jabil Circuit Inc.*                 124,327        5,788,976
Lucent Technology Inc.              363,600       21,861,450
Microsoft Corp.*                    751,600       61,114,475
Sun Microsystems Inc.*              122,000        7,297,125
                                                ------------
                                                 164,745,501
                                                ------------
TECHNOLOGY  SERVICES -- 6.5%
--------------------------------------------------------------------------------
Automatic Data
  Processing Inc.                   347,500       15,463,750
Ceridian Corp.*                     402,600       14,745,225
Solectron Corp.*                    124,600        6,043,100
SunGard Data Systems*               405,300       12,944,268
                                                ------------
                                                  49,196,343
                                                ------------
TRANSPORTATION -- 0.6%
--------------------------------------------------------------------------------
Southwest Airlines Co.              144,915        4,718,795
                                                ------------
TOTAL COMMON STOCKS
  (Identified Cost
  $564,310,015)                                  734,586,760
                                                ------------

LARGE CAP GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)
(Unaudited)                                                       April 30, 1999

ISSUER                                              VALUE
--------------------------------------------------------------------------------
SHORT-TERM OBLIGATIONS
   AT AMORTIZED COST-- 2.7%
--------------------------------------------------------------------------------
State  Street  Bank & Trust
   Repurchase  Agreement
   4.92% due 5/3/99 proceeds
   maturity $20,748,503
   (collateralized by $20,910,000
   Federal Home Loan Mortgage
   5.56% due 8/24/00, valued at
   21,159,101)                                  $ 20,740,000
                                                ------------
TOTAL INVESTMENTS
  (Identified Cost
  $585,050,015)                       100.1%     755,326,760
OTHER ASSETS,
  LESS LIABILITIES                     (0.1)        (716,164)
                                      -----     ------------
NET ASSETS                            100.0%    $754,610,596
                                      =====     ============

* Non income producing

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES

APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $585,050,015)      $755,326,760
Cash                                                                         761
Dividends and interest receivable                                        157,125
--------------------------------------------------------------------------------
  Total assets                                                       755,484,646
--------------------------------------------------------------------------------
LIABILITIES:
Payable to affiliates-Management fees (Note 2)                           389,228
Accrued expenses and other liabilities                                   484,822
--------------------------------------------------------------------------------
  Total liabilities                                                      874,050
--------------------------------------------------------------------------------
NET ASSETS                                                          $754,610,596
--------------------------------------------------------------------------------
REPRESENTED BY:
Paid-in capital for beneficial interests                            $754,610,596
--------------------------------------------------------------------------------

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED APRIL 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income                                       $2,051,434
Interest income                                          525,265
--------------------------------------------------------------------------------
  Total investment income                                           $  2,576,699
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                               2,155,201
Custody and fund accounting fees                         234,737
Legal fees                                                31,556
Audit fees                                                14,163
Trustees fees                                              6,964
Other                                                     27,860
--------------------------------------------------------------------------------
  Total expenses                                                       2,470,481
--------------------------------------------------------------------------------
Net investment income                                                    106,218
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investment transactions        52,493,096
Unrealized appreciation of investments                52,465,828
--------------------------------------------------------------------------------
    Net realized and unrealized gain on investments                  104,958,924
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $105,065,142
--------------------------------------------------------------------------------

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                     SIX MONTHS         YEAR
                                                        ENDED           ENDED
                                                   APRIL 30, 1999    OCTOBER 31,
                                                     (Unaudited)        1998
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income                              $    106,218    $  1,225,038
Net realized gain on investment transactions         52,493,096      61,181,518
Unrealized appreciation of investments               52,465,828      55,065,852
--------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                                   105,065,142     117,472,408
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                213,680,255     369,790,712
Value of withdrawals                               (175,039,268)   (201,271,389)
--------------------------------------------------------------------------------
Net increase in net assets
  from capital transactions                          38,640,987     168,519,323
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS:                         143,706,129     285,991,731
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                 610,904,467     324,912,736
--------------------------------------------------------------------------------
End of period                                      $754,610,596    $610,904,467
--------------------------------------------------------------------------------


LARGE CAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

                             SIX MONTHS              TEN MONTHS                          MAY 1, 1994
                                ENDED      YEAR         ENDED          YEAR ENDED       (COMMENCEMENT
                              APRIL 30,    ENDED      OCTOBER 31,      DECEMBER 31,     OF  OPERATIONS)
                                1999     OCTOBER 31,    1997         ----------------   TO DECEMBER 31,
                             (Unaudited)     1998     (Note 1F)      1996        1995        1994
-------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
  (000's omitted)             $754,611    $610,904    $324,913     $288,562    $246,158    $186,685
Ratio of expenses to
  average net assets              0.69%*     0.71%       0.60%*       0.60%       0.60%       0.60%*
Ratio of net investment income
  to average net assets           0.03%*     0.23%*      0.62%*       1.10%       1.73%       1.81%*
Portfolio turnover                  32%        53%        103%          90%         67%         35%
-------------------------------------------------------------------------------------------------------

* Annualized

See notes to financial statements

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Large Cap Growth Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Sub-Administrator.

   On November 1, 1997 CitiSelect Folio 200, CitiSelect Folio 300, CitiSelect Folio 400 and CitiSelect Folio 500 each transferred a portion of their investable assets in the amount of $12,183,616, $34,554,616, $38,508,816 and
$16,346,503  including  $1,107,028,   $3,598,984,   $4,092,260  and  $1,450,560,
respectively, of unrealized appreciation, to the Portfolio in exchange for an interest in the Portfolio. The total investable assets and contributions are included in the year ended October 31, 1998 "Proceeds from contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. INVESTMENT SECURITY VALUATIONS Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which constitutes fair value as determined by the Trustees. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.

   C. U.S. FEDERAL INCOME TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

   D. REPURCHASE AGREEMENTS It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   E. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   F. CHANGE IN FISCAL YEAR END During the fiscal year 1997, the Portfolio changed its fiscal year end from December 31 to October 31.

   G.  OTHER  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a separate Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. SFG acts as Sub-Administrator and performs certain duties and receives compensation from Citibank as from time to time are agreed to by Citibank and SFG. Citibank is a wholly-owned subsidiary of Citicorp, which in turn is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc., which was completed on October 8, 1998.

   The management fees paid to Citibank amounted to $2,155,201 for the six months ended April 30, 1999. Management fees are computed at the annual rate of 0.60% of the Portfolio's average daily net assets.

   The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments,  other
than  short-term   obligations,   aggregated   $234,318,706  and   $223,882,192,
respectively, for the six months ended April 30, 1999.

LARGE CAP GROWTH PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:

AGGREGATE COST                                                  $585,050,015
--------------------------------------------------------------------------------
Gross unrealized appreciation                                   $173,979,879
Gross unrealized depreciation                                     (3,703,134)
--------------------------------------------------------------------------------
Net unrealized appreciation                                     $170,276,745
--------------------------------------------------------------------------------

5. LINE OF CREDIT The Portfolio, along with various other Portfolios in the CitiFunds Family, entered into an ongoing agreement with a bank which allows the Portfolios collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific portfolio executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended April 30, 1999, the commitment fee allocated to the Portfolio was $981. Since the line of credit was established, there have been no borrowings.

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

                                 PRINCIPAL
                                  AMOUNT
ISSUER                       (000'S OMITTED)   VALUE
------------------------------------------------------
FIXED INCOME -- 118.3%
------------------------------------------------------
ASSET BACKED SECURITIES -- 4.3%
------------------------------------------------------
Aames Mortgage Trust
  6.59% due 6/15/24               $  375    $  379,324
Contimortgage Home
  Equity Loan
  6.13% due 3/15/13                  500       499,685
Green Tree Financial Corp.
  6.71% due 8/15/29                  550       539,863
  8.05% due 10/15/27               1,500     1,555,305
IMC Home Equity Loan
  6.16% due 5/20/14                1,000     1,003,110
                                            ----------
                                             3,977,287
                                            ----------

DOMESTIC CORPORATIONS -- 31.5%
------------------------------------------------------
Aircraft Financial Trust
  8.00% due 5/15/24                1,300     1,281,719
Allstate Corp.
  6.75% due 5/15/18                1,030     1,022,017
American Financial
  Group Inc.
  7.125% due 4/15/09                 910       882,554
Associates Corp. of N. A
  6.95% due 11/01/18               1,000     1,004,460
BB&T Corp.
  6.375% due 6/30/05               1,330     1,328,311
Bank One Corp.
  5.625% due 2/17/04               1,000       979,530
Century Enterprises Inc.
  6.30% due 1/15/08                  750       741,900
Conoco Inc.
  5.90% due 4/15/04                  910       902,147
Conseco Inc.
  6.40% due 6/15/01                  350       345,992
Dayton Hudson Corp.
  6.65% due 8/01/28                1,105     1,065,485
Equitable Life Assurance
  6.95% due 12/01/05               1,000     1,024,230
Ford Motor Co.
  6.625% due 10/01/28              1,165     1,118,295
General Motors
  Acceptance Corp.
  6.15% due 4/05/07                  940       931,756
Household Financial Corp.
  6.50% due 11/15/08             $ 1,130   $ 1,124,113
Knight Ridder Inc.
  6.875% due 3/15/29                 700       684,358
Lehman Brothers
  Holdings, Inc.
  6.375% due 3/15/01                 775       778,340
  6.40% due 8/30/00                  930       935,943
MCI Communications Corp.
  6.50% due 4/15/10                1,395     1,403,230
Mattel Inc.
  6.00% due 7/15/03                  700       695,456
May Department
  Stores Co.
  5.95% due 11/01/08                 650       637,377
Merita Bank PLC
  6.50% due 4/01/09                  935       921,966
Morgan Stanley
  Dean Witter & Co.
  5.625% due 1/20/04               1,000       985,300
National Rural Utilities
  6.20% due 2/01/08                1,235     1,236,136
Nordstrom Inc.
  5.625% due 1/15/09                 765       722,933
Norfolk Southern Corp.
  7.35% due 5/15/07                  705       750,754
Peco Energy
  6.05% due 3/01/09                1,000       991,250
Petroleum Geological
  Services
  6.625% due 3/30/08                 565       553,175
Popular, Inc.
  6.20% due 4/30/01                  650       648,330
Raytheon Co.
  6.30% due 3/15/05                  910       918,081
Sears Credit Account
  Master Trust
  5.25% due 10/16/08                 820       797,188
TPSA Financial
  7.75% due 12/10/08                 765       778,289
Union Carbide Corp.
  6.70% due 4/01/09                  930       922,743
                                            ----------
                                            29,113,358
                                            ----------

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS                                          April 30, 1999
(Unaudited)

                                 PRINCIPAL
                                  AMOUNT
ISSUER                       (000'S OMITTED)   VALUE
------------------------------------------------------
MORTGAGE OBLIGATIONS -- 47.1%
------------------------------------------------------
COLLATERALIZED MORTGAGE
OBLIGATIONS -- 12.6%
------------------------------------------------------
Asset Securitization Corp.
  Series 95
  7.10% due 8/13/29               $  255    $  265,701
  7.384% due 8/13/29               1,000     1,054,540
Asset Securitization Corp.
  Series 97
  6.85% due 2/14/41                  225       230,796
Commercial Mortgage Corp.
  5.80% due 3/15/06                  265       259,968
Commercial Mortgage
  Passthrough 1999
  7.239% due 10/15/08              1,300     1,274,806
CRIMI Mae Commercial
  Mortgage Trust
  7.00% due 11/02/11                 500       393,594
GE Capital Mortgage
  Services, Inc.
  5.905% due 10/25/13              2,000     1,994,860
GMAC Commercial
  Mortgage Inc.
  6.42% due 8/15/08                  550       549,389
  6.83% due 12/15/03                 457       463,693
J.P. Morgan Commercial
  Mortgage Financial Corp.
  6.373% due 1/15/30                 234       235,406
Merrill Lynch Mortgage Co.
  6.95% due 6/18/29                  459       469,626
Morgan Stanley Capital
  Investment Inc.
  6.44% due 11/15/02                 475       479,451
Nomura Asset
  Securitization Corp.
  8.15% due 3/04/20                1,000     1,078,990
Norwest Asset
  Securitization Corp.
  6.75% due 11/25/27               2,000     2,006,960
Residential Asset
  Securitization Trust
  7.00% due 2/25/08                  180       181,309
Structured Asset
  Securities Corp.
  6.79% due 6/12/04                  695       713,408
                                            ----------
                                            11,652,497
                                            ----------

MORTGAGE BACKED SECURITIES/
PASSTHROUGHS -- 20.2%
-------------------------------------------------------
Federal Home Loan
  Mortgage Corp.
  6.25% due 6/15/24               $  535    $  531,680
  6.75% due 8/15/04                1,500     1,512,648
  8.50% due 4/01/01                   10         9,933
                                            ----------
                                             2,054,261
Federal National
  Mortgage Association
  5.49% due 8/18/00                5,000     5,014,850
  6.50% due 12/01/29 TBA*          6,635     6,628,133
  6.50% due 8/25/22                1,500     1,478,512
  7.412% due 8/17/21               2,341     2,453,722
  7.50% due 10/01/25                 750       771,110
  7.50% due 5/01/26                  169       173,806
  7.50% due 6/01/26                   31        31,952
  8.00% due 6/01/02                    8         8,085
                                            ----------
                                            16,560,170
                                            ----------
GOVERNMENT NATIONAL
MORTGAGE ASSOCIATION -- 14.3%
------------------------------------------------------
 6.50%
 due 12/15/29 TBA*                   500       495,545
 6.50%
 due 12/31/29 TBA*                 2,000     1,981,875
 7.00%
 due 12/31/29 TBA*                 6,600     6,676,296
 7.00% due 2/15/24                 1,033     1,049,625
 7.25% due 10/16/22                  869       873,623
 7.50%
 due 12/31/29 TBA*                 2,000     2,056,260
 8.00% due 12/15/07                   42        43,715
                                            ----------
                                            13,176,939

TOTAL MORTGAGE OBLIGATIONS                  43,443,867
                                            ----------

YANKEE BONDS -- 2.1%
------------------------------------------------------
Corporacion Andina
  De Fomento
  7.75% due 3/01/04                1,000     1,000,624
Korea Development Bank
  7.125% due 4/22/04                 910       897,505
                                            ----------
                                             1,898,129
                                            ----------

U.S. FIXED INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                              April 30, 1999
(Unaudited)

                                 PRINCIPAL
                                  AMOUNT
ISSUER                       (000'S OMITTED)   VALUE
------------------------------------------------------
UNITED STATES GOVERNMENT
AND OTHER GOVERNMENT
OBLIGATIONS -- 33.3%
------------------------------------------------------
UNITED STATES TREASURY BONDS -- 7.2%
  6.625% due 2/15/27              $1,150   $ 1,264,816
  6.125% due 11/15/27              2,650     2,743,174
  3.625% due 4/15/28                 610       584,851
  5.25% due 11/15/28               2,200     2,035,682
                                            ----------
                                             6,628,523
                                            ----------
UNITED STATES TREASURY NOTES -- 23.9%
------------------------------------------------------
  6.00% due 6/30/99                   50        50,117
  5.625% due 4/30/00                 215       216,378
  5.50% due 12/31/00               1,650     1,660,824
  6.625% due 6/30/01               2,665     2,745,776
  6.50% due 5/31/02                1,000     1,036,250
  5.75% due 11/30/02               5,005     5,091,036
  4.25% due 11/15/03               2,000     1,920,940
  7.875% due 11/15/04                460       515,485
  6.50% due 5/15/05                  580       614,075
  6.875% due 5/15/06               2,735     2,970,456
  6.625% due 5/15/07               3,720     4,008,300
  3.875% due 1/15/09               1,275     1,273,406
                                            ----------
                                            22,103,043
                                            ----------
UNITED STATES AGENCY OBLIGATIONS -- 0.8%
------------------------------------------------------
Tennessee Valley Authority
  5.88% due 4/01/36                  750       761,062
                                            ----------
OTHER GOVERNMENT OBLIGATIONS -- 1.4%
------------------------------------------------------
Manitoba Province
  5.50% due 10/01/08               1,300     1,253,772
                                            ----------
TOTAL UNITED STATES
  GOVERNMENT & OTHER
  GOVERNMENT OBLIGATIONS                    30,746,400
                                            ----------
TOTAL FIXED INCOME
  (Identified Cost
  $110,173,821)                            109,179,041
                                           -----------
PREFERRED STOCK -- 0.6%
------------------------------------------------------
Comed Financing I
  (Identified Cost
  $590,291)                          23        592,097
                                           -----------

SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 0.3%
------------------------------------------------------
United States Treasury Bills
  4.19% due 6/24/99                $ 60     $ 59,623
  4.23% due 6/24/99                  30       29,809
  4.38% due 6/24/99                  12       11,921
  4.495% due 6/24/99                170      168,854
                                            --------
TOTAL SHORT-TERM
  OBLIGATIONS                                270,207
                                            --------
TOTAL INVESTMENTS
  (Identified Cost
  $111,034,319)                  119.2%  110,041,345
                                 -----   -----------
OTHER ASSETS,
  LESS LIABILITIES               (19.2)  (17,723,292)
                                 -----   -----------
NET ASSETS                       100.0%  $92,318,053
                                 =====   ===========

FUTURES CONTRACTS
----------------------------------------------------
Futures contracts which were open at April 30, 1999 are as follows :

                           AGGREGATE
                             FACE
                  NUMBER     VALUE                    UNREALIZED
DESCRIPTION/        OF        OF       EXPIRATION        GAIN/
POSITION        CONTRACTS  CONTRACTS      DATE          (LOSS)
--------------------------------------------------------------------------------
U.S. Treasury
  30 Year                                June,
  Bond (sell)     (75)   ($7,500,000)     1999          $32,250
U.S. Treasury
  Two Year                               June,
  Note (buy)       40      4,500,000     1999            (7,025)
U.S. Treasury
  Ten Year                               June,
  Note (sell)     (20)    (2,000,000)    1999            19,850
                                                        -------
                                                        $45,075
                                                        -------

* TBA's are mortgage-backed securities traded under delayed delivery commitments; settling after April 30, 1999. Although the unit price for the trade has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2% from the principal amount. Income on TBA's is not earned until the settlement date.

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
APRIl 30, 1999 (Unaudited)
================================================================================
ASSETS:
Investments at value (Note 1A) (Identified Cost, $111,034,319)   $110,041,345
Cash                                                                   62,026
Interest receivable                                                 1,299,191
Receivable for daily variation on futures contracts                   175,319
--------------------------------------------------------------------------------
  Total assets                                                    111,577,881
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments repurchased                                19,215,027
Payable to affiliates--Management Fee (Note 2)                          6,870
Accrued expenses and other liabilities                                 37,931
--------------------------------------------------------------------------------
  Total liabilities                                                19,259,828
--------------------------------------------------------------------------------
NET ASSETS                                                        $92,318,053
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                          $92,318,053
================================================================================

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE PERIOD NOVEMBER 1, 1998 (COMMENCEMENT OF OPERATIONS)
TO APRIL 30, 1999 (Unaudited)
================================================================================
Investment Income (Note 1B):
Interest Income                                      $2,614,844
Dividend Income                                          24,433
--------------------------------------------------------------------------------
                                                                   $2,639,277
--------------------------------------------------------------------------------
EXPENSES:
Management fees (Note 2)                                161,358
Custody and fund accounting fees                         39,045
Audit fees                                               21,235
Legal fees                                               13,000
Trustees fees                                             2,931
Other                                                     2,137
--------------------------------------------------------------------------------
  Total expenses                                        239,706
Less aggregate amounts waived by the Manager (Note 2)   (55,282)
--------------------------------------------------------------------------------
  Net expenses                                                        184,424
--------------------------------------------------------------------------------
Net investment income                                               2,454,853
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Unrealized depreciation of investments                 (947,905)
Less unrealized appreciation from contributed
  assets (Note 1)                                     1,683,386
--------------------------------------------------------------------------------
  Unrealized depreciation of investments                           (2,631,291)
--------------------------------------------------------------------------------
Net realized gain from futures transactions              49,413
Net realized loss from investment transactions         (156,037)
--------------------------------------------------------------------------------
  Net realized loss from investment and futures transactions         (106,624)
--------------------------------------------------------------------------------
Net realized and unrealized loss on investments                    (2,737,915)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ (283,062)
================================================================================


See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                                FOR THE PERIOD
                                                               NOVEMBER 1, 1998
                                                               (COMMENCEMENT OF
                                                                OPERATIONS) TO
                                                                 APRIL 30, 1999
                                                                  (Unaudited)
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income                                              $ 2,454,853
Net realized loss from investment transactions                        (106,624)
Unrealized depreciation of investments                              (2,631,291)
--------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                  (283,062)
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions (Note 1)                               110,812,931
Value of withdrawals                                               (18,211,816)
--------------------------------------------------------------------------------
Net increase in net assets from capital transactions                92,601,115
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                                          92,318,053
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                                                          --
--------------------------------------------------------------------------------
End of period                                                      $92,318,053
================================================================================

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
FINANCIAL HIGHLIGHTS

                                                          FOR THE PERIOD
                                                          NOVEMBER 1, 1998
                                                          (COMMENCEMENT
                                                          OF OPERATIONS) TO
                                                           APRIL 30, 1999
                                                            (Unaudited)
================================================================================
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)                    $ 92,318
Ratio of expenses to average net assets                          0.40%*
Ratio of net investment income to average net assets             5.28%*
Portfolio turnover                                                 80%

Note: If agents of the Portfolio had not voluntarily waived a portion of their fees during the periods indicated, the ratios would have been as follows:

RATIOS:
Expenses to average net assets                                   0.52%*
Net investment income to average net assets                      5.16%*
================================================================================
*Annualized

See notes to financial statements

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES U.S. Fixed Income Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Portfolio commenced operations on November 1, 1998. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Manager of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Administrator.

   On November 1, 1998, CitiFunds Intermediate Income Portfolio transferred all of its investable assets in the amount of $76,788,364 including $1,683,386 of unrealized appreciation to the Portfolio in exchange for an interest in the Portfolio. The total investable assets along with current period contributions are included in the "Proceeds from Contributions" on the Statement of Changes in Net Assets.

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

   The significant accounting policies consistently followed by the Portfolio are as follows:

   A. Investment Security Valuations Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations (maturity in sixty days or less) are valued at amortized cost; which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.

   B. Income Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Gain and loss from principal paydowns are recorded as ordinary income.

   C. U.S. Federal Income Taxes The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

   D. Expenses The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

   E. Repurchase Agreements It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreements. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

   F. TBA Purchase Commitments The Portfolio enters into "TBA" (to be amounted) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or higher-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBApurchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.

   Although the Portfolio will generally enter into TBApurchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.

   G. Futures Contracts The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuations in interest rates without actually buying or selling debt securities, or to manage the effective maturity or duration of fixed income securities in the Portfolio's portfolio in an effort to reduce potential losses or enhance potential gains. Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other fund investments.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

   There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

   H.  Other  Investment   transactions  are  accounted  for  on  the  date  the
investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.

2. MANAGEMENT FEES Citibank is responsible for overall management of the Portfolio's business affairs, and has a Management Agreement with the Portfolio. Citibank also provides certain administrative services to the Portfolio. These administrative services include providing general office facilities and supervising the overall administration of the Portfolio. CFBDS acts as Sub-Administrator and performs such duties and receives such compensation from Citibank as from time to time is agreed to by Citibank and CFBDS. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.

   The management fees paid to Citibank amounted to $161,358, of which $55,282 was voluntarily waived for the period November 1, 1998 (commencement of operations) to April 30, 1999. The management fees are computed at the annual rate of 0.35% of the Portfolio's average daily net assets. The Trust pays no compensation directly to any Trustee or any other officer who is affiliated with the Sub-Administrator, all of whom receive remuneration for their services to the Trust from the Sub-Administrator or its affiliates.

3. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $138,338,843 and $91,518,321, respectively, for the period November 1, 1998 (Commencement of Operations) to April 30, 1999.

U.S. FIXED INCOME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

4. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at April 30, 1999, as computed on a federal income tax basis, are as follows:
Aggregate cost                                                   $111,034,319
================================================================================
Gross unrealized appreciation                                     $   376,448
Gross unrealized depreciation                                      (1,369,422)
--------------------------------------------------------------------------------
Net unrealized depreciation                                       $  (992,974)
================================================================================

5. LINE OF CREDIT The Portfolio, along with various other portfolios in the CitiFunds family, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period November 1, 1998 (Commencement of Operations) to April 30, 1999, the commitment fee allocated to the Portfolio was $120. Since the line of credit was established, there have been no borrowings.


24